Exhibit 99.1

World Omni Auto Receivables Trust 2019- A
Monthly Servicer Certificate
August 31, 2022

Dates Covered
Collections Period	08/01/22 - 08/31/22
Interest Accrual Period	08/15/22 - 09/14/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/22	155,777,427.64	15,197
Yield Supplement Overcollateralization Amount 07/31/22	4,002,108.05	0
Receivables Balance 07/31/22	159,779,535.69	15,197
Principal Payments	9,771,478.41	442
Defaulted Receivables	92,285.27	7
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/22	3,613,439.00	0
Pool Balance at 08/31/22	146,302,333.01	14,748

Pool Statistics	$ Amount	# of Accounts
Pool Factor	13.50%
Prepayment ABS Speed	1.15%
Aggregate Starting Principal Balance	1,110,735,192.75	47,003

Delinquent Receivables:
Past Due 31-60 days	2,470,141.55	169
Past Due 61-90 days	489,280.38	32
Past Due 91-120 days	136,986.78	9
Past Due 121+ days	0.00	0
Total	3,096,408.71	210

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.07%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.42%
Delinquency Trigger Occurred	NO

Recoveries	117,166.19
Aggregate Net Losses/(Gains) - August 2022	(24,880.92)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.19%
Prior Net Losses/(Gains) Ratio	-0.04%
Second Prior Net Losses/(Gains) Ratio	0.19%
Third Prior Net Losses/(Gains) Ratio	-0.26%
Four Month Average	-0.08%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.85%

Overcollateralization Target Amount	5,191,340.98
Actual Overcollateralization	5,191,340.98
Weighted Average Contract Rate	4.05%
Weighted Average Contract Rate, Yield Adjusted	6.53%
Weighted Average Remaining Term	25.45

Flow of Funds	$ Amount
Collections	10,444,488.79
Investment Earnings on Cash Accounts	5,298.15
Servicing Fee	(133,149.61)
Transfer to Collection Account	-
Available Funds	10,316,637.33

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	275,569.92
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,700.83
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	45,931.50
(7) Noteholders' Third Priority Principal Distributable Amount	4,283,753.65
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,191,340.98
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	433,340.45

Total Distributions of Available Funds	10,316,637.33

Servicing Fee	133,149.61
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	988,950,000.00
Original Class B	31,150,000.00
Original Class C	15,570,000.00

Total Class A, B, & C
Note Balance @ 08/15/22	150,586,086.66
Principal Paid	9,475,094.63
Note Balance @ 09/15/22	141,110,992.03

Class A-1
Note Balance @ 08/15/22	0.00
Principal Paid	0.00
Note Balance @ 09/15/22	0.00
Note Factor @ 09/15/22	0.0000000%

Class A-2
Note Balance @ 08/15/22	0.00
Principal Paid	0.00
Note Balance @ 09/15/22	0.00
Note Factor @ 09/15/22	0.0000000%

Class A-3
Note Balance @ 08/15/22	20,916,086.66
Principal Paid	9,475,094.63
Note Balance @ 09/15/22	11,440,992.03
Note Factor @ 09/15/22	3.2971159%

Class A-4
Note Balance @ 08/15/22	82,950,000.00
Principal Paid	0.00
Note Balance @ 09/15/22	82,950,000.00
Note Factor @ 09/15/22	100.0000000%

Class B
Note Balance @ 08/15/22	31,150,000.00
Principal Paid	0.00
Note Balance @ 09/15/22	31,150,000.00
Note Factor @ 09/15/22	100.0000000%

Class C
Note Balance @ 08/15/22	15,570,000.00
Principal Paid	0.00
Note Balance @ 09/15/22	15,570,000.00
Note Factor @ 09/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	408,202.25
Total Principal Paid	9,475,094.63
Total Paid	9,883,296.88

Class A-1
Coupon	2.72616%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.02000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.04000%
Interest Paid	52,987.42
Principal Paid	9,475,094.63
Total Paid to A-3 Holders	9,528,082.05

Class A-4
Coupon	3.22000%
Interest Paid	222,582.50
Principal Paid	0.00
Total Paid to A-4 Holders	222,582.50

Class B
Coupon	3.34000%
Interest Paid	86,700.83
Principal Paid	0.00
Total Paid to B Holders	86,700.83

Class C
Coupon	3.54000%
Interest Paid	45,931.50
Principal Paid	0.00
Total Paid to C Holders	45,931.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3941432
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.1487584
Total Distribution Amount	9.5429016

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1527015
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	27.3057482
Total A-3 Distribution Amount	27.4584497

A-4 Interest Distribution Amount	2.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.6833333

B Interest Distribution Amount	2.7833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.7833332

C Interest Distribution Amount	2.9500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.9500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	452.11
Noteholders' Principal Distributable Amount	547.89

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/22	2,595,670.49
Investment Earnings	4,689.51
Investment Earnings Paid	(4,689.51)
Deposit/(Withdrawal)	-
Balance as of 09/15/22	2,595,670.49
Change	-

Required Reserve Amount	2,595,670.49

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$762,098.43	$395,637.46	$697,813.85
Number of Extensions	50	29	45
Ratio of extensions to Beginning of Period Receivables Balance	0.48%	0.23%	0.39%